Significant Accounting Policies	6 Months Ended
Jun. 30, 2020
Significant Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES:

The accounting policies applied in the preparation of these condensed consolidated financial statements are consistent with those applied in the preparation of the annual financial statements as of December 31, 2019, unless otherwise indicated.